Financial investments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of financial assets [abstract]
Summary of financial investments
(a)	This caption is made up as follows:

	2023	2022
	S/(000)	S/(000)
Debt instruments measured at fair value through other comprehensive income (b) and (c)	20,912,184	16,716,517
Investments at amortized cost (d)	3,383,014	3,231,139
Investments at fair value through profit or loss (e)	1,556,540	1,932,993
Equity instruments measured at fair value through other comprehensive income (f)	444,878	512,884

Total financial investments	26,296,616	22,393,533

Accrued income
Debt instruments measured at fair value through other comprehensive income (b)	334,385	322,425
Investments at amortized cost (d)	90,990	71,640

Total	26,721,991	22,787,598

Summary of debt instruments measured at fair value through other comprehensive income
(b)	Following is the detail of debt instruments measured at fair value through other comprehensive income:

		Unrealized gross amount				Annual effective interest rates
	Amortized cost	Gains	Losses (c)	Estimated fair value	Maturity	S/		US$
	S/(000)	S/(000)	S/(000)	S/(000)		Min	Max	Min	Max
						%	%	%	%
2023
Corporate, leasing and subordinated bonds (*)	9,443,384	83,511	(865,654)	8,661,241	Jan-24 / Feb-97	2.22	14.52	4.00	18.00
Sovereign Bonds of the Republic of Peru (**)	8,320,671	13,599	(558,282)	7,775,988	Aug-24 / Feb-55	0.95	6.82	—	—
Negotiable Certificates of Deposit issued by the Central Reserve Bank of Peru (***)	3,445,361	3,638	(15)	3,448,984	Jan-24 / Sep-2 4	5.60	6.66	—	—
Bonds guaranteed by the Peruvian Government	475,542	7,810	(9,722)	473,630	Oct-24 / Oct-33	2.81	4.65	7.39	7.92
Global Bonds of the Republic of Peru	498,897	—	(35,564)	463,333	Jul-25 / Dec-32	—	—	4.76	5.23
Treasury Bonds of the United States of America	76,556	26	(3,252)	73,330	Jan-24 / Feb-32	—	—	3.87	5.00
Global Bonds of the United States of Mexico	17,769	—	(2,091)	15,678	Feb-34	—	—	5.51	5.51

Total	22,278,180	108,584	(1,474,580)	20,912,184

Accrued interest				334,385

Total				21,246,569

		Unrealized gross amount				Annual effective interest rates
	Amortized cost	Gains	Losses (c)	Estimated fair value	Maturity	S/		US$
	S/(000)	S/(000)	S/(000)	S/(000)		Min	Max	Min	Max
						%	%	%	%
2022
Corporate, leasing and subordinated bonds (*)	8,707,969	9,477	(1,143,244)	7,574,202	Jan-23 / Feb-97	1.60	13.26	5.10	13.14
Sovereign Bonds of the Republic of Peru (**)	7,878,445	590	(1,270,254)	6,608,781	Sep-23 / Feb-55	1.89	8.14	—	—
Variable interest Certificates of Deposit issued by the Central Reserve Bank of Peru	1,434,752	89	(5)	1,434,836	Jan-23 / Mar-23	7.29	7.46	—	—
Bonds guaranteed by the Peruvian Government	512,316	1,698	(26,286)	487,728	Oct-24 / Oct-33	3.48	6.01	6.86	8.25
Global Bonds of the Republic of Peru	508,813	—	(55,527)	453,286	Jul-25 / Dec-32	—	—	5.18	5.60
Global Bonds of the Republic of Colombia	82,836	—	(2,026)	80,810	Mar-23 / Feb-24	—	—	6.07	6.23
Negotiable Certificates of Deposit issued by the Central Reserve Bank of Peru	44,234	—	(366)	43,868	Mar-23	2.28	2.28	—	—
Treasury Bonds of the United States of America	21,387	—	(3,661)	17,726	Nov-31 / Feb-32	—	—	3.85	3.85
Global Bonds of the United States of Mexico	18,240	—	(2,960)	15,280	Feb-34			6.06	6.06

Total	19,208,992	11,854	(2,504,329)	16,716,517

Accrued interest				322,425

Total				17,038,942

(*)
As of December 31, 2023 and 2022, Inteligo holds corporate bonds from several entities for approximately S/101,215,000 and S/116,603,000, respectively, which guarantee loans with Bank J. Safra Sarasin, see Note 12(d.12).

(**)
As of December 31, 2023 and 2022, Interbank holds Sovereign Bonds of the Republic of Peru for approximately S/887,454,000 and S/1,047,815,000, respectively, which guarantee loans with the BCRP, see Note 12(b). As of December 31, 2023, Interbank holds Sovereign Bonds of the Republic of Peru for approximately S/
629,265
,000, which guarantee loans with foreign banks, see Note 12(d.1).

(***)	As of December 31, 2023, Interbank maintains Negotiable Certificates of Deposits issued by the BCRP for approximately S/785,206,000, which guarantee loans with the BCRP, see Note 12(b).

Summary of internal credit exposures explanatory
The following table shows the credit quality and maximum exposure to credit risk based on the Group’s internal credit rating of debt instruments measured at fair value through other comprehensive income as of December 31, 2023 and 2022. The amounts presented do not consider impairment.

	2023				2022
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Not impaired
High grade	4,261,926	—	—	4,261,926	2,271,038	—	—	2,271,038
Standard grade	15,898,382	750,179	—	16,648,561	13,499,740	945,321	—	14,445,061
Sub-standard grade	—	—			—	—
Impaired
Individual	—	—	1,697	1,697	—	—	418	418

Total	20,160,308	750,179	1,697	20,912,184	15,770,778	945,321	418	16,716,517

(c)
The Group, according to the business model applied to these debt instruments, has the capacity to hold these investments for a sufficient period that allows the early recovery of the fair value, up to the maximum period for the early recovery or the due date.

Summary of analysis of changes in fair value and corresponding expected credit loss
The following table shows the analysis of changes in fair value and the corresponding expected credit loss:

	2023
Gross carrying amount of debt instruments measured at fair value through other comprehensive income	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Beginning of year balances	15,770,778	945,321	418	16,716,517
New originated or purchased assets	5,810,766	—	—	5,810,766
Assets matured or derecognized (excluding write-offs)	(2,175,611)	(80,810)	—	(2,256,421)
Change in fair value	783,826	(58,954)	1,289	726,161
Transfers to Stage 1	161,781	(161,781)	—	—
Transfers to Stage 2	(109,392)	109,392	—	—
Transfers to Stage 3	—	—	—	—
Write-offs	—	—	—	—
Foreign exchange effect	(81,840)	(2,989)	(10)	(84,839)

End of year balances	20,160,308	750,179	1,697	20,912,184

	2023
Movement of the allowance for expected credit losses for debt instruments measured at fair value through other comprehensive income	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Expected credit loss at the beginning of the period	10,822	29,600	13,552	53,974
New originated or purchased assets	1,689	—	—	1,689
Assets matured or derecognized (excluding write-offs)	(877)	(116)	—	(993)
Transfers to Stage 1	4,198	(4,198)	—	—
Transfers to Stage 2	(183)	183	—	—
Transfers to Stage 3	—	—	—	—
Effect on the expected credit loss due to the change of the stage during the year	(4,003)	3,414	—	(589)
Others (*)	(1,739)	9,120	—	7,381
Write-offs	—	—	—	—
Recoveries	—	—	—	—
Foreign exchange effect	(30)	(16)	(370)	(416)

Expected credit loss at the end of the period	9,877	37,987	13,182	61,046

(*)	Corresponds mainly to the effects on the expected loss because of changes in investment ratings and that not necessarily have resulted in stage transfers during the year.

	2022
Gross carrying amount of debt instruments measured at fair value through other comprehensive income	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Beginning of year balances	16,733,281	896,506	—	17,629,787
New originated or purchased assets	3,211,041	—	—	3,211,041
Assets matured or derecognized (excluding write-offs)	(1,939,686)	(10,531)	—	(1,950,217)
Change in fair value	(1,906,272)	(14,416)	(9,210)	(1,929,898)
Transfers to Stage 1	—	—	—	—
Transfers to Stage 2	(88,095)	88,095	—	—
Transfers to Stage 3	(2,162)	(7,805)	9,967	—
Write-offs	—	—	—	—
Foreign exchange effect	(237,329)	(6,528)	(339)	(244,196)

End of year balances	15,770,778	945,321	418	16,716,517

	2022
Movement of the allowance for expected credit losses for debt instruments measured at fair value through other comprehensive income	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Expected credit loss at the beginning of the period	9,456	31,652	—	41,108
New originated or purchased assets	3,132	—	—	3,132
Assets matured or derecognized (excluding write-offs)	(416)	(46)	—	(462)
Transfers to Stage 1	—	—	—	—
Transfers to Stage 2	(105)	105	—	—
Transfers to Stage 3	(305)	(993)	1,298	—
Effect on the expected credit loss due to the change of the stage during the year	—	3,237	12,311	15,548
Others (*)	(1,186)	(4,282)	—	(5,468)
Write-offs	—	—	—	—
Recoveries	—	—	—	—
Foreign exchange effect	246	(73)	(57)	116

Expected credit loss at the end of the period	10,822	29,600	13,552	53,974

(*)	Corresponds mainly to the effects on the expected loss because of changes in investment ratings and that not necessarily have resulted in stage transfers during the year.

Summary of financial instruments at fair value through profit or loss
(e)	The composition of financial instruments at fair value through profit or loss is as follows:

	2023	2022
	S/(000)	S/(000)
Equity instruments
Local and foreign mutual funds and investment funds participations	1,169,491	1,517,075
Listed shares	253,203	315,820
Non-listed shares	122,482	74,430
Debt instruments
Negotiable Certificates of Deposits	6,075	—
Corporate, leasing and subordinated bonds	5,289	25,668

Total	1,556,540	1,932,993

Summary of equity instruments measured at fair value through other comprehensive income
(f)	The composition of equity instruments measured at fair value through other comprehensive income is as follow:

	2023	2022
	S/(000)	S/(000)
Listed shares (g)	407,636	474,588
Non-listed shares	37,242	38,296

Total	444,878	512,884

Summary of financial assets classified by contractual maturity
(h)
The following is the balance of investments at fair value through other comprehensive income (debt and equity instruments) and investments at amortized cost as of December 31, 2023 and 2022 classified by contractual maturity (without including accrued interest):

	2023		2022
	Investments at fair value through other comprehensive income	Investments at amortized cost	Investments at fair value through other comprehensive income	Investments at amortized cost
	S/(000)	S/(000)	S/(000)	S/(000)
Up to 3 months	1,933,761	—	1,610,691	—
From 3 months to 1 year	2,279,986	634,133	152,533	494,872
From 1 to 3 years	2,347,378	485,590	1,160,014	640,314
From 3 to 5 years	1,660,263	146,633	2,329,056	443,799
From 5 years onwards	12,690,796	2,116,658	11,464,223	1,652,154
Equity instruments (without maturity)	444,878	—	512,884	—

Total	21,357,062	3,383,014	17,229,401	3,231,139

Summary of stages as indicated by IFRS 9
(i)	Below are the debt instruments measured at fair value through other comprehensive income and at amortized cost according to the stages indicated by IFRS 9. As of December 31, 2023 and 2022:

	2023
Debt instruments measured at fair value through other comprehensive income and at amortized cost	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Sovereign Bonds of the Republic of Peru	11,083,297	—	—	11,083,297
Corporate, leasing and subordinated bonds	7,909,365	750,179	1,697	8,661,241
Negotiable Certificates of Deposit issued by the BCRP	3,448,984	—	—	3,448,984
Bonds guaranteed by the Peruvian government	473,630	—	—	473,630
Global Bonds of the Republic of Peru	463,333	—	—	463,333
Treasury Bonds of the United States of America	73,330	—	—	73,330
Global Bonds of the United States of Mexico	15,678	—	—	15,678
Others	75,705	—	—	75,705

Total	23,543,322	750,179	1,697	24,295,198

	2022
Debt instruments measured at fair value through other comprehensive income and at amortized cost	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Sovereign Bonds of the Republic of Peru	9,839,920	—	—	9,839,920
Corporate, leasing and subordinated bonds	6,709,273	864,511	418	7,574,202
Variable interest Certificates of Deposit issued by the BCRP	1,434,836	—	—	1,434,836
Bonds guaranteed by the Peruvian government	487,728	—	—	487,728
Global Bonds of the Republic of Peru	453,286	—	—	453,286
Global Bonds of the Republic of Colombia	—	80,810	—	80,810
Negotiable Certificates of Deposit issued by the BCRP	43,868	—	—	43,868
Treasury Bonds of the United States of America	17,726			17,726
Global Bonds of the United States of Mexico	15,280	—	—	15,280

Total	19,001,917	945,321	418	19,947,656